Warrants (Details) - Warrant [Member]		12 Months Ended
	Dec. 09, 2022 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares
Class of Warrant or Right [Line Items]
Share price | (per share)	$ 10.47	$ 3.76	$ 0.91	¥ 27.03	¥ 6.45
Risk-free interest rate	3.80%	4.26%	3.95%
Volatility	5.70%	59.50%	5.70%
Exercise price | (per share)	$ 11.50	$ 2,300.00	$ 11.50	¥ 16,533.32	¥ 81.45
Warrant life	4 years 11 months 19 days	2 years 11 months 1 day	3 years 11 months 1 day	2 years 11 months 1 day	3 years 11 months 1 day